Prepaid expenses	6 Months Ended
Dec. 31, 2023
Prepaid Expenses
Prepaid expenses

8.Prepaid expenses

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Prepaid insurance	2,566	29
Other prepaid expenses	24	15
	2,590	44

As at December 31, 2023, the balance of prepaid insurance is predominantly made of the one year cover for Directors and Officers, effective from the date of the SPAC Merger.